Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	As of December 31,
	2023	2024
Building improvement	$6,421	$6,457
Machinery and equipment	5,751	6,163
Land	3,490	3,437
Office equipment, furniture and fixtures	1,674	1,764
Automobiles	392	417
Total	17,728	18,238
Less: accumulated depreciation	(9,219)	(10,038)
Property, plant and equipment, net	$8,509	$8,200